Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information
Entity Registrant Name	CCF Holdings LLC
Entity Central Index Key	0001766682
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Description	Updated to reflect changes incorporated subsequent to previous amendment